LOSS ON DEBT REFINANCING (Details) $ in Millions, $ in Millions		12 Months Ended
	Nov. 20, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Nov. 20, 2025 USD ($)
LOSS ON DEBT REFINANCING
Annual nominal interest rate		5.00%
Net loss		$ 13.2	$ 0.9
Loss from hedging contracts		$ (9.7)
Senior Note 5.125 Percent April 2027
LOSS ON DEBT REFINANCING
Principal amount				$ 600.0
Annual nominal interest rate				5.125%
Cash consideration of redemption of senior notes and related hedging contracts	$ 815.5
Net loss	13.2
Loss from hedging contracts	$ 9.7